Note 06 - Inventories (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventory Products [Abstract]
Oil products	$ 4,524	$ 3,799
Fuel alcohol	324	286
Total	4,848	4,085
Raw materials, mainly crude oil	7,607	5,690
Materials and supplies	1,971	2,044
Other	213	69
Inventory, total	14,639	11,888
Current inventories	14,595	11,834
Long-term inventories	$ 44	$ 54